Operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Intangible assets and property, plant and equipment

DKK million	Goodwill	Intellectual property rights	Software and other intangibles	Total intangible assets
2022
Cost at the beginning of the year	4,346	41,802	3,434	49,582
Additions from acquisition of businesses (note 5.3)	524	5,766	492	6,782
Additions during the year	—	1,310	1,426	2,736
Disposals during the year	—	(151)	(33)	(184)
Effect of exchange rate adjustment	222	1,004	(38)	1,188
Cost at the end of the year	5,092	49,731	5,281	60,104
Amortisation and impairment losses at the beginning of the year	—	4,652	1,759	6,411
Amortisation for the year	—	1,404	195	1,599
Impairment losses for the year	—	760	—	760
Amortisation and impairment losses reversed on disposals during the year	—	(149)	(13)	(162)
Effect of exchange rate adjustment	—	70	10	80
Amortisation and impairment losses at the end of the year	—	6,737	1,951	8,688
Carrying amount at the end of the year	5,092	42,994	3,330	51,416
2021
Cost at the beginning of the year	—	22,404	2,936	25,340
Additions from acquisition of businesses (note 5.3)	4,346	18,687	24	23,057
Additions during the year	—	583	492	1,075
Disposals during the year	—	—	(45)	(45)
Effect of exchange rate adjustment	—	128	27	155
Cost at the end of the year	4,346	41,802	3,434	49,582
Amortisation and impairment losses at the beginning of the year	—	3,135	1,548	4,683
Amortisation for the year	—	866	200	1,066
Impairment losses for the year	—	573	—	573
Amortisation and impairment losses reversed on disposals during the year	—	—	(1)	(1)
Effect of exchange rate adjustment	—	78	12	90
Amortisation and impairment losses at the end of the year	—	4,652	1,759	6,411
Carrying amount at the end of the year	4,346	37,150	1,675	43,171

Inventories

DKK million	2022	2021
Raw materials	6,392	4,310
Work in progress	13,673	12,285
Finished goods	6,038	5,282
Total inventories (gross)	26,103	21,877
Write-downs at year-end	(1,715)	(2,256)
Total inventories (net)	24,388	19,621
Indirect production costs included in work in progress and finished goods	10,640	8,929
Share of total inventories (net)	44%	46%
Movements in inventory write-downs:
Write-downs at the beginning of the year	2,256	2,153
Write-downs during the year	1,110	883
Utilisation of write-downs	(1,482)	(661)
Reversal of write-downs	(169)	(119)
Write-downs at the end of the year	1,715	2,256

Trade receivables

DKK million	Gross carrying amount	Loss allowance	Net carrying amount
2022
Not yet due	50,649	(920)	49,729
1-90 days	729	(113)	616
91-180 days	194	(77)	117
181-270 days	149	(51)	98
271-360 days	57	(57)	—
More than 360 days past due	302	(302)	—
Trade receivables	52,080	(1,520)	50,560
EMEA	9,486	(859)	8,627
China	1,138	—	1,138
Rest of World	5,297	(632)	4,665
North America Operations	36,159	(29)	36,130
Trade receivables	52,080	(1,520)	50,560
2021
Not yet due	40,274	(844)	39,430
1-90 days	1,132	(93)	1,039
91-180 days	212	(74)	138
181-270 days	87	(51)	36
271-360 days	63	(63)	—
More than 360 days past due	305	(305)	—
Trade receivables	42,073	(1,430)	40,643
EMEA	7,827	(852)	6,975
China	2,564	—	2,564
Rest of World	4,227	(558)	3,669
North America Operations	27,455	(20)	27,435
Trade receivables	42,073	(1,430)	40,643
Movements in allowance for doubtful trade receivables

DKK million	2022	2021
Carrying amount at the beginning of the year	1,430	1,380
Reversal of allowance on realised losses	(15)	(62)
Net movement recognised in income statement	212	102
Effect of exchange rate adjustment	(107)	10
Allowance at the end of the year	1,520	1,430
Novo Nordisk’s customer base is comprised of government agencies, wholesalers, retail pharmacies and other customers.
Provisions

Provisions for sales rebates
DKK million	2022	2021	2020
At the beginning of the year	50,822	34,052	30,878
Additional provisions, including increases to existing provisions	206,354	155,602	111,921
Amount paid during the year	(189,580)	(141,370)	(106,116)
Adjustments, including unused amounts reversed during the year	(1,141)	(284)	166
Effect of exchange rate adjustment	3,044	2,822	(2,797)
At the end of the year	69,499	50,822	34,052

DKK million	Provisions for sales rebates[1]	Provisions for legal disputes	Provisions for product returns	Other provi- sions[2]	2022 Total	2021 Total
At the beginning of the year	50,822	2,157	858	2,057	55,894	39,340
Additional provisions, including increases to existing provisions	206,354	437	591	333	207,715	157,164
Amount used during the year	(189,580)	(103)	(437)	(158)	(190,278)	(142,691)
Adjustments, including unused amounts reversed during the year	(1,141)	(245)	10	(292)	(1,668)	(970)
Effect of exchange rate adjustment	3,044	130	8	32	3,214	3,051
At the end of the year	69,499	2,376	1,030	1,972	74,877	55,894
Non-current liabilities[3]	322	2,028	412	1,828	4,590	4,374
Current liabilities	69,177	348	618	144	70,287	51,520
1. Provisions for sales rebates are related to US Managed Care, Medicare, Medicaid, 340B drug pricing program and other types of US rebates, as well as rebates in a number of European countries and Canada.
2. Other provisions consists of various types of provisions, including obligations in relation to employee benefits such as jubilee benefits, company-owned life insurance, etc.
3. For non-current liabilities, provisions for sales rebates are expected to be settled after one year, provisions for product returns will be utilised in 2023 and 2024. In the case of provisions for legal disputes, the timing of settlement cannot be determined.